State Street Income Allocation ETF Average Annual Total Returns	12 Months Ended	46 Months Ended	51 Months Ended	59 Months Ended	60 Months Ended	81 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.09%				12.15%			12.17%
Bloomberg US Long Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.62%				(4.89%)			1.98%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	1.01%	(0.12%)	(0.17%)	(0.36%)	1.67%	1.72%	2.01%
State Street Income Allocation ETF
Prospectus [Line Items]
Average Annual Return, Percent	10.87%				4.19%			5.45%
State Street Income Allocation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.73%				2.50%			3.86%
State Street Income Allocation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.54%				2.59%			3.64%